Financial Instruments - Summary of Fair Value Hierarchy of Instruments Carried at Fair Value on a Recurring Basis (Parenthetical) (Detail) - Gross carrying amount [member] - CAD ($) $ in Millions	Jul. 31, 2020	Apr. 30, 2020	Oct. 31, 2019
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 36,116	$ 33,482	$ 21,845
Financial assets available-for-sale [member]
Disclosure of fair value measurement of assets [line items]
Investment securities measured at amortized cost	$ 36,116	$ 33,482	$ 21,845